Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Operating Segments [Line Items]
Segment reporting
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the six months ended 30 June 2026
Net interest income 3,508 2,352 (28) (1,040) (70) (643) 4,079
Non-interest income 10,500 2,270 1,556 8,733 79 293 23,431
Total revenues 14,008 4,622 1,527 7,694 9 (350) 27,510
Credit loss expense / (release) 13 151 0 108 (75) 1 197
Operating expenses 10,606 2,919 1,100 5,379 708 499 21,211
Operating profit / (loss) before tax 3,389 1,552 426 2,207 (625) (849) 6,101
Tax expense / (benefit) 1,363
Net profit / (loss) 4,738
As of 30 June 2026
Total assets 590,886 474,285 28,638 575,646 19,857 17,753 1,707,065
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the six months ended 30 June 2025
Net interest income 3,176 2,201 (35) (1,559) (134) (737) 2,912
Non-interest income 9,287 1,890 1,547 7,428 113 621 20,886
Total revenues 12,463 4,091 1,512 5,869 (21) (116) 23,798
Credit loss expense / (release) 6 172 0 90 9 (1) 275
Operating expenses 10,190 3,030 1,225 4,840 1,488 548 21,322
Operating profit / (loss) before tax 2,268 890 286 938 (1,519) (663) 2,201
Tax expense / (benefit) (32)
Net profit / (loss) 2,233
As of 31 December 2025
Total assets 577,946 481,784 26,889 488,001 25,413 17,140 1,617,173